Leases - Additional Information (Details) ₱ in Millions	1 Months Ended	12 Months Ended				24 Months Ended
	Jan. 31, 2020 Site	Dec. 31, 2025 PHP (₱) Site TelecomTower	Dec. 31, 2024 PHP (₱) Site TelecomTower	Dec. 31, 2023 PHP (₱) TelecomTower	Dec. 31, 2022 TelecomTower	Dec. 31, 2023 PHP (₱) TelecomTower
Disclosure of quantitative information about right-of-use assets [line items]
Cash outflow for leases		₱ 14,328	₱ 12,079	₱ 10,707
Non-cash additions to ROU assets		20,808	15,607
non-cash additions to lease liabilities		20,800	15,607
Rental income relating to investment properties		62	59	57		₱ 57
ROU assets		48,777	39,111	32,717		32,717
Current portion of lease liabilities		8,897	7,335	₱ 5,921		₱ 5,921
Within one year [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Rentals receivable under non-cancellable operating leases		62
After one year but not more than five years [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Rentals receivable under non-cancellable operating leases		0	62
MSAs [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Cumulative lease liability		40,824
Cumulative right of use assets		24,759
TowerCos [Member] | Common Tower Pilot (CTP) Program [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Number of sites commitment covered | Site	200
Unity [Member] | Assets and Liabilities Classified as Held-for-Sale [Member]
Disclosure of quantitative information about right-of-use assets [line items]
ROU assets		2,258
Current portion of lease liabilities		₱ 1,625
Frontier [Member] | Assets and Liabilities Classified as Held-for-Sale [Member]
Disclosure of quantitative information about right-of-use assets [line items]
ROU assets			1,954
Current portion of lease liabilities			₱ 1,615
Smart and DMPI [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Number of sale of telecom towers | TelecomTower		6,815
Smart and DMPI [Member] | TowerCos [Member] | SPAs [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Number of sale of telecom towers | TelecomTower		7,569				7,569
Smart [Member] | TowerCos [Member] | MSAs [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Number of sale of telecom towers | TelecomTower		89	356	1,705	4,665
Leaseback period of towers sold		10 years				10 years
Smart [Member] | TowerCos [Member] | Common Tower Pilot (CTP) Program [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Number of service orders issued to build-to-suit sites | Site			434
R F T I [Member] | Common Tower Pilot (CTP) Program [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Number of build-to-suit sites | Site		433
Number of build-to-suit sites ready for service | Site			422